Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies
Summary of estimated useful lives of property, equipment and software, net

Estimated
Category	useful lives
Buildings	20 years
Leasehold improvements	2-3 years
Furniture, office equipment	3-5 years
Motor vehicles	3-4 years
Software	2-10 years

Summary of estimated useful lives of intangible assets
Category	Estimated useful lives
Non-competed agreements	Over the contracted term of up to 6 years
Trademarks	10 years